DEBT - Maturities of borrowing arrangements, PPP loans and other government loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: Loan origination fees	$ 13,923	$ 14,455
Outstanding borrowing arrangements, excluding PPP and other governmental loans
Debt Instrument [Line Items]
2022	11,063
2023	9,243
2024	166,850
Total	187,156
Less: Loan origination fees	(13,923)
Total	173,233
Outstanding PPP and other governmental loans
Debt Instrument [Line Items]
2022	338
2023	571
2024	560
2025	566
2026	113
Thereafter	105
Total	2,253
Total	$ 2,253